Fees Summary	Oct. 07, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,002,400,000
Previously Paid Amount	0
Total Fee Amount	87,208.8
Total Offset Amount	0
Net Fee	$ 87,208.8
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A